Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 5. Fair Value Measurement

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$755,825	$—	$—	$755,825
Marketable securities (2)	—	771,101	—	771,101

Total fair value	$755,825	$771,101	$—	$1,526,926

Liabilities included in:
Assumed common stock warrants (Public)	$66,860	$—	$—	$66,860
Assumed common stock warrants (Private Placement)	—	221,179	—	221,179

Total fair value	$66,860	$221,179	$—	$288,039

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$12,235	$—	$—	$12,235
Marketable securities (2)	—	977,326	—	977,326

Total fair value	$12,235	$977,326	$—	$989,561

Liabilities included in:
Assumed common stock warrants (Public)	$436,999	$—	$—	$436,999
Assumed common stock warrants (Private Placement)	—	252,700	—	252,700

Total fair value	$436,999	$252,700	$—	$689,699

(1)	Money market funds are included in cash and cash equivalents on the Condensed Consolidated Balance Sheet.
(2)

As of December 31, 2020, marketable securities with original maturities of three months or less of $105.2 million, are included in cash and cash equivalents on the Condensed Consolidated Balance Sheet. As of March 31, 2021, there were no marketable securities with original maturities of three months or less included in cash and cash equivalents on the Condensed Consolidated Balance Sheet.

The Company performs routine procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded. Because the transfer of Private Placement Warrants to anyone outside of certain permitted transferees of Kensington Capital Sponsor LLC (the “Sponsor”). would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is consistent with that of a Public Warrant. Accordingly, the Private Placement Warrants are classified as Level 2 financial instruments.

As of March 31, 2021 and December 31, 2020, the carrying values of cash and cash equivalents, accounts payable and accrued liabilities approximate their respective fair values due to their short-term nature.

Marketable Securities

The following table summarizes, by major security type, the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. Amortized cost net of unrealized gain (loss) is equal to fair value as of March 31, 2021 and December 31, 2020. The fair value as of March 31, 2021 and December 31, 2020, are as follows (amounts in thousands):

	March 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$755,825	$—	$—	$755,825
Level 2 securities
US government securities	770,958	143	—	771,101

Total	$1,526,783	$143	$—	$1,526,926

	December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$12,235	$—	$—	$12,235
Level 2 securities
US government securities	977,357	24	(55)	977,326

Total	$989,592	$24	$(55)	$989,561

Any realized gains and losses and interest income are included in interest income.

The Company regularly reviews its available-for-sale marketable securities in an unrealized loss position and evaluates the current expected credit loss by considering factors such as historical experience, market data, issuer-specific factors, and current economic conditions. As of March 31, 2021, no marketable securities were in an unrealized loss position. The aggregate fair value of the 12 marketable securities in unrealized loss position was $419.2 million as of December 31, 2020 and none of the marketable securities in an unrealized loss position have been in the continuous unrealized loss for more than twelve months. The unrealized losses were attributable to changes in interest rates that impacted the value of the investments, and not increased credit risk. Accordingly, the Company did not record an allowance for credit losses associated with these investments.

The estimated amortized cost and fair value of available-for-sale securities by contractual maturity as of March 31, 2021 and December 31, 2020, are as follows (amounts in thousands):

	March 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$1,526,783	$1,526,926	$895,867	$895,830
Due after one year and through five years	—	—	93,725	93,731

Total	$1,526,783	$1,526,926	$989,592	$989,561

Preferred Stock Warrants

In 2011 through 2013, in connection with an equipment and loan security agreement with TriplePoint Capital, the Company issued warrants to purchase 124,586 shares of Legacy QuantumScape Series A convertible preferred stock at $2.20131 per share (“the TPC1 warrants”). The TPC1 warrants were set to expire at the later of 7 years from effective date or five years after an initial public offering or acquisition.

In January 2015, the Company entered into another equipment loan and security agreement with TriplePoint Capital. In connection with the borrowing of funds per the agreement, the Company issued warrants to purchase 129,718 shares of Legacy QuantumScape Series C convertible preferred stock at $10.40717 per share (“TPC2 warrants”). The TPC2 warrants were set to expire at the later of 2022 or five years after an initial public offering or acquisition.

In connection with the Business Combination, each outstanding and unexercised TCP1 and TPC2 warrant was automatically converted into a warrant to purchase a number of shares of the applicable class of common stock in accordance with the terms of the Business Combination Agreement. During the year ended December 31, 2020, all outstanding TPC1 and TPC2 warrants were net exercised in exchange for 998,460 shares of Class A Common Stock. There was no change in fair value of the TCP1 or TCP2 warrants during the three months ended March 31, 2020.

6. Fair Value Measurement

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$12,235	$—	$—	$12,235
Marketable securities (2)	—	977,326	—	977,326

Total fair value	$12,235	$977,326	$—	$989,561

Liabilities included in:
Assumed common stock warrants (Public) (Restated)	$436,999	$—	$—	$436,999
Assumed common stock warrants (Private Placement) (Restated)	—	252,700	—	252,700

Total fair value (Restated)	$436,999	$252,700	$—	$689,699

	Fair Value Measured as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets included in:
Money market fund (1)	$5,163	$—	$—	$5,163
Marketable securities (2)	—	120,599	—	120,599

Total fair value	$5,163	$120,599	$—	$125,762

Liabilities included in:
Convertible preferred stock warrant liabilities	$—	$—	$1,860	$1,860

Total fair value	$—	$—	$1,860	$1,860

(1)	Money market funds are included in Cash and cash equivalents on the Consolidated Balance Sheet.
(2)

Marketable securities with original maturities of three months or less, in the amount of $105.2 million and $18.7 million, are included in Cash and cash equivalents on the Consolidated Balance Sheet as of December 31, 2020 and December 31, 2019, respectively.

The Company performs routine procedures such as comparing prices obtained from independent source to ensure that appropriate fair values are recorded. Because the transfer of Private Placement Warrants to anyone outside of a small group of individuals constituting the sponsors of Kensington would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is consistent with that of a Public Warrant. Accordingly, the Private Placement Warrants are classified as Level 2 financial instruments.

As of December 31, 2019 and 2020, the carrying values of cash and cash equivalents, accounts payable and accrued liabilities approximate their respective fair values due to their short-term nature.

Marketable Securities

The following table summarizes, by major security type, the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. Amortized cost net of unrealized gain (loss) is equal to fair value as of December 31, 2020. The fair value as of December 31, 2020 and 2019, are as follows (amounts in thousands):

	December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$12,235	$—	$—	$12,235
Level 2 securities
US government securities	977,357	24	(55)	977,326

Total	$989,592	$24	$(55)	$989,561

	December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Fair Value
Level 1 securities
Money market fund	$5,163	$—	$—	$5,163
Level 2 securities
Repurchase agreement	13,500	—	—	13,500
US government securities	107,009	90	—	107,099

Total Level 2 securities	120,509	90	—	120,599

Total	$125,672	$90	$—	$125,762

Any realized gains and losses and interest income are included in interest income.

We regularly review our available-for-sale marketable securities in an unrealized loss position and evaluate the current expected credit loss by considering factors such as historical experience, market data, issuer-specific factors, and current economic conditions. The aggregate fair value of the 12 marketable securities in unrealized loss position was $419.2 million as of December 31, 2020, none of which have been in the continuous unrealized loss for more than twelve months. The unrealized losses were attributable to changes in interest rates that impacted the value of the investments, and not increased credit risk. Accordingly, we have not recorded an allowance for credit losses associated with these investments. As of December 31, 2019, the Company did not have any available-for-sale securities in an unrealized loss position.

The estimated amortized cost and fair value of available-for-sale securities by contractual maturity as of December 31, 2020, are as follows (amounts in thousands):

	December 31, 2020
	Amortized Cost	Fair Value
Due within one year	$895,867	$895,830
Due after one year and through five years	93,725	93,731

Total	$989,592	$989,561

Preferred Stock Warrants

In 2011 through 2013, in connection with an equipment and loan security agreement with TriplePoint Capital, the Company issued warrants to purchase 124,586 shares of Legacy QuantumScape Series A convertible preferred stock at $2.20131 per share (“the TPC1 warrants”). The TPC1 warrants were set to expire at the later of 7 years from effective date or five years after an initial public offering or acquisition.

In January 2015, the Company entered into another equipment loan and security agreement with TriplePoint Capital. In connection with the borrowing of funds per the agreement, the Company issued warrants to purchase 129,718 shares of Legacy QuantumScape Series C convertible preferred stock at $10.40717 per share (“TPC2 warrants”). The TPC2 warrants were set to expire at the later of 2022 or five years after an initial public offering or acquisition.

In connection with the Business Combination, each outstanding and unexercised warrant (“Legacy QuantumScape Warrant”) to purchase shares of Legacy QuantumScape capital stock was automatically converted into a warrant to purchase a number of shares of the applicable class of Common Stock (such warrant, the “Exchanged Warrant”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy QuantumScape common stock subject to such Legacy QuantumScape Warrant immediately prior to the Effective Time multiplied by (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy QuantumScape Warrant immediately prior to the Effective Time divided by (B) the Exchange Ratio. Accordingly, upon the closing of the Business Combination, the TPC1 warrants became warrants to purchase 501,047 shares of the Company’s Class A Common Stock at $0.5473 per share and the TPC2 warrants became warrants to purchase 521,693 shares of the Company’s Class A Common Stock at $2.5877 per share with an estimated fair value of $22.6 million. Upon the closing the Business Combination and conversion to warrants for the purchase if Class A Common Stock, the fair value of the TPC1 and TPC2 warrants were determined using the OPM with the following assumptions:

	At Conversion
	TPC1 Warrants	TPC2 Warrants
Option term (in years)	5	5
Volatility	70.0%	70.0%
Risk-free interest rate	0.39%	0.39%
Expected dividends	—	—
Discount for lack of marketability	—	—

In December 2020, all outstanding TPC1 and TPC2 warrants were net exercised in exchange for 998,460 shares of Class A Common Stock.

As of December 31, 2019, the fair value of the TPC1 and TPC2 warrants were re-measured using the OPM with the following assumptions:

	As of December 31, 2019
	TPC1 Warrants	TPC2 Warrants
Option term (in years)	5	5
Volatility	58.5%	45.0%
Risk-free interest rate	1.69%	1.69%
Expected dividends	—	—
Discount for lack of marketability	35.0%	35.0%

The 5-year term was derived based on the Company’s estimation of the timing of the exercise of the warrants. Significant changes in the option term and volatility would result in a significantly higher or lower fair value measurement, respectively. As of December 31, 2019, the fair value of the TPC warrants were reported on the Company’s balance sheets as a long-term liability.

The following table presents the reconciliation of the TPC warrants measured and recorded at fair value on a recurring basis using the significant unobservable inputs described above (amounts in thousands):

	TPC1 Warrants	TPC2 Warrants	Fair Value
Balance at December 31, 2018	$984	$782	$1,766
Re-measurement loss included in interest expense	52	42	94

Balance at December 31, 2019	1,036	824	1,860
Re-measurement loss included in interest expense	10,475	10,290	20,765
Reclassification to additional paid-in capital upon recapitalization	(11,511)	(11,114)	(22,625)

Balance at December 31, 2020	$—	$—	$—

Convertible Preferred Stock Tranche Liabilities

In May 2020 and September 2020, Legacy QuantumScape executed a stock purchase agreement and related agreements and amendments thereto, with VGA for an investment of $200 million in Legacy QuantumScape’s Series F convertible preferred stock.

The terms of the Series F Preferred Stock Purchase Agreement with VGA obligated Legacy QuantumScape to issue and sell, and VGA to purchase, up to a total of 7,569,508 shares of Series F convertible preferred stock (the “tranche shares”) at $26.4218 per share, to be funded in two tranches: (1) 3,784,754 shares of Legacy QuantumScape Series F Preferred Stock issued for $100 million on December 1, 2020 (the time-based portion of the agreement, “tranche shares 1”), and (2) 3,784,754 shares of Legacy QuantumScape Series F Preferred Stock will be issued for $100 million subject to certain conditions including the achievement of a specified technical milestone by March 31, 2021, as set forth in such agreements (“tranche shares 2”). The Company concluded that the firm commitment to issue the tranche shares met the definition of a freestanding financial instrument. As the underlying convertible preferred shares of the outstanding tranche liabilities were redeemable outside the control of the Company, the fair value of the tranche liabilities was reported on the Company’s balance sheets as a long-term liability, and the fair value change was recorded in other expense in the Consolidated Statements of Operations and Comprehensive Loss, as noted in the table below.

The Series F Preferred Stock Purchase Agreement with VGA, as amended, contains provisions pursuant to which, if the relevant closing of such Series F Preferred Stock Purchase Agreement (in whole or in part) occur only after effectiveness of the Merger, VGA agreed to purchase, and the Company agreed to issue, instead of the relevant number of shares of Legacy QuantumScape Series F Preferred Stock to be purchased at such closing, such number of shares of Class A Common Stock as would have been issued in the Merger in exchange for such shares of Legacy QuantumScape Series F Preferred Stock if they had been outstanding prior to the Merger. As a result of these provisions to issue shares of Class A Common Stock, and upon consummation of the Business Combination, the Company determine its obligation to issue Class A Common Stock pursuant to the Series F Preferred Stock Purchase Agreement was equity classified and the fair value of the tranche liabilities was reclassified to additional paid-in capital.

In August 2020, Legacy QuantumScape entered into Series F Preferred Stock Purchase Agreements and related agreements thereto with several new and existing investors, pursuant to which it agreed to sell, and the investors agreed to purchase, an aggregate of 7,115,335 shares of Legacy QuantumScape Series F Preferred Stock at $26.4218 per share for an aggregate purchase price of $188 million (tranche shares 3 and 4), of which: (1) $94.0 million was to be funded at the earlier of December 1, 2020 or a SPAC business combination (“tranche shares 3”), and (2) the remaining $94.0 million tranche (“tranche shares 4”) was to be funded at the earlier of a SPAC business combination closing or March 2021. Similar to the tranche shares to VGA, the Company concluded that the firm commitment to issue the incremental tranche shares 3 and 4 met the definition of a freestanding financial instrument.

Pursuant to the terms of these Series F Preferred Stock Purchase Agreements, funding of the tranche shares 3 and 4 occurred concurrent with the closing of the Business Combination. Upon funding and issuance of the 7,115,335 shares of Legacy QuantumScape Series F Preferred Stock, the convertible preferred stock tranche liability associated with tranche shares 3 and 4 was settled and the fair value of the tranche liability was recorded as redeemable convertible preferred stock.

The Company remeasured all tranche share liabilities as of closing date of the Business Combination based on the closing market price of Kensington immediately prior to the Business Combination. The fair value of the Legacy QuantumScape’s Series F convertible preferred stock tranches was calculated based on the traded stock price of Kensington at November 25, 2020 of $23.50, adjusted for the Exchange Ratio, less the Series F exercise price of $26.42.

The following table presents the reconciliation of the Series F convertible preferred tranche liabilities measured and recorded at fair value on a recurring basis using the significant unobservable inputs described above (amounts in thousands):

Fair Value
Balance at December 31, 2019	$—
Issuance and re-measurement loss recorded in other expense	999,865
Issuance of Legacy QuantumScape Series F Preferred Stock—tranche shares 3 and 4	(484,471)
Reclassification to additional paid-in capital upon Closing of the Business Combination—tranche shares 1 and 2	(515,394)

Balance at December 31, 2020	$—